Consolidated Income Statement - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Consolidated Income Statement
Revenues	€ 49,676	€ 26,933	€ 87,583	€ 60,925
Other income	7,358	6,235	14,289	12,106
Total revenues and other income	57,034	33,168	101,872	73,031
Research and development expenditure	(81,680)	(47,983)	(151,444)	(92,913)
General and administrative expenses	(8,503)	(6,327)	(15,200)	(11,930)
Sales and marketing expenses	(602)	(534)	(1,014)	(1,090)
Total operating expenses	(90,784)	(54,844)	(167,658)	(105,933)
Operating loss	(33,750)	(21,676)	(65,786)	(32,903)
Financial income	6,499	1,425	8,109	2,319
Financial expenses	5,553	(15,299)	(1,241)	(18,573)
Loss before tax	(21,698)	(35,550)	(58,919)	(49,157)
Income taxes	(75)	(92)	(137)	(92)
Net loss	(21,773)	(35,642)	(59,056)	(49,249)
Net loss attributable to owners of the parent	€ (21,773)	€ (35,642)	€ (59,056)	€ (49,249)
Basic and diluted loss per share	€ (0.42)	€ (0.71)	€ (1.16)	€ (1.03)